Contingent liabilities, contractual commitments, and guarantees - Narrative (Details) $ in Millions, £ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 90,378		$ 82,019
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	38,800		$ 35,300
HM Treasury
Disclosure of contingent liabilities [line items]
Loans	$ 6,300	£ 4.7